Estimated Future Benefit Payments at Kyocera Corporation and Its Major Domestic Subsidiaries (Detail) (Domestic, JPY ¥) In Millions	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
2012	¥ 5,811
2013	5,833
2014	6,305
2015	6,766
2016	7,159
2017 to 2021	¥ 44,899